Share Capital - Change in Warrants Outstanding (Details)	12 Months Ended
Mar. 31, 2024 $ / shares shares
Share capital, reserves and other equity interest [Abstract]
Warrants outstanding, beginning balance (in shares) | shares	8,912,479
Warrants expired (in shares) | shares	(1,838,131)
Warrants outstanding, ending balance (in shares) | shares	7,074,348
Weighted average exercise price of warrants outstanding, beginning balance (in CAD per share) | $ / shares	$ 70.90
Weighted average exercise price of warrants expired (in CAD per share) | $ / shares	1,124.6
Weighted average exercise price of warrants outstanding, ending balance (in CAD per share) | $ / shares	$ 432.39